Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss for the period	$ (2,835)	$ (2,815)	$ (5,755)	$ (6,095)	$ (12,103)
Adjustments to reconcile loss to net cash provided by operating activities	682	205	475	722
Total net cash used in operating activities	(2,153)	(2,610)	(5,280)	(5,373)
Cash flows from investing activities:
Purchase of fixed assets	(3)	(3)	(16)	(4)
Total net cash used in investing activities	(3)	(3)	(16)	(4)
Cash flows from financing activities:
Issuance of Ordinary Shares and warrants, net of issuance expenses	5,151		6,047	4,482
Total net cash provided by financing activities	5,151		6,047	4,482
Effect of exchange rate changes on cash and cash equivalents	132	156	52	105
Increase (decrease) in cash, cash equivalents and restricted cash	3,127	(2,457)	803	(790)
Cash, cash equivalents and restricted cash at the beginning of the period	3,965	8,849	6,289	7,182	7,182
Cash, cash equivalents and restricted cash at the end of the period	7,092	6,392	7,092	6,392	$ 6,289
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based payment	185	217	395	459
Depreciation	16	26	34	115
Revaluation of marketable equity securities	3	5	11	46
Exchange rate changes on cash and cash equivalents	(132)	(156)	(52)	(105)
Changes in assets and liabilities:
Decrease in trade receivables	259	99	102	80
Decrease in other receivables	214	128	74	49
Decrease in trade payables	(103)	(250)	(85)	(143)
Changes in operating lease liability	79	146	78	121
Increase (decrease) in other accounts payable	161	(10)	(82)	100
Adjustments to reconcile loss to net cash provided by operating activities	682	205	475	722
Operating leases
Cash payments for operating leases	$ 129	$ 111	$ 261	$ 223